Income Taxes - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating losses	$ 152,091,000	$ 85,972,000
Total deferred tax assets	205,543,000	122,020,000
Valuation allowance	(205,543,000)	(122,020,000)
Gores Metropoulos II, Inc.
Deferred tax assets:
Accrued expenses	315,191
Net operating losses	203,832
Total deferred tax assets	519,023	$ 10,231
Valuation allowance	(519,023)
Deferred tax asset, net	0
Accrued interest and penalties related to unrecognized tax liabilities	$ 0